FAIR VALUES - Fair value of financial instruments (Details) - Fair value - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 669,329,882	$ 318,556,458
Financial liabilities	160,472,511	158,967,196
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	1,734,047
Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		1,323,792
Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	158,738,464	157,643,404
Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	263,332,202	101,076,778
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	4,627,810	8,264,332
Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	17,159,775	45,870,366
Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	208,149,259	61,561,845
Financial assets Pledged as collateral
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	175,350,106	100,986,155
Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	710,730	796,982
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	559,574,926	283,449,780
Financial liabilities	158,738,464	158,967,196
Level 1 of fair value hierarchy [member] | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		1,323,792
Level 1 of fair value hierarchy [member] | Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	158,738,464	157,643,404
Level 1 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	256,350,036	97,656,756
Level 1 of fair value hierarchy [member] | Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	17,159,775	45,870,366
Level 1 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	110,662,651	38,829,594
Level 1 of fair value hierarchy [member] | Financial assets Pledged as collateral
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	175,350,106	100,986,155
Level 1 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	52,358	106,909
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	109,096,584	34,416,605
Financial liabilities	1,734,047
Level 2 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	1,734,047
Level 2 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	6,982,166	3,420,022
Level 2 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	4,627,810	8,264,332
Level 2 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	97,486,608	22,732,251
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	658,372	690,073
Level 3 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 658,372	$ 690,073